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                       PENN MUTUAL VARIABLE LIFE ACCOUNT I
                     THE PENN MUTUAL LIFE INSURANCE COMPANY
                                600 DRESHER ROAD
                           HORSHAM, PENNSYLVANIA 19044
                                 (215) 956-8000

           CERTIFICATION PURSUANT TO RULE 497(j) UNDER THE SECURITIES
                             ACT OF 1933, AS AMENDED
                                FILE NO. 33-87276

We hereby certify that the prospectuses that would have been required to be filed under Rule 497(c) would not have differed from those contained in post-effective amendment No. 15 to the Registration Statement for Penn Mutual Variable Life Account I (File No. 33-87276) electronically filed on April 27, 2004, the most recent amendment to the Registration Statement.

                                      PENN MUTUAL VARIABLE LIFE ACCOUNT I

                                      BY: THE PENN MUTUAL LIFE INSURANCE COMPANY

Dated: May 4, 2004                    By: /s/ Kenneth J. Kussay
                                          ------------------------
                                          Kenneth J. Kussay